SCOUT
BOND FUND


A no-load mutual fund
with primary emphasis
on maximum current
income consistent with
its quality and maturity
standards.


Quarterly Report
March 31, 1997


TO THE SHAREHOLDERS

Scout Bond Fund's total return (price change and reinvested distributions) for the quarter ended March 31, 1997, was -0.24%. In comparison, the unmanaged Lehman Brothers Intermediate Government/Corporate index had a return of - 0.11%.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

At March 31, 1997, Scout Bond Fund was diversified as follows: 44.6% in high-grade corporate bonds, 53.1% in U.S. Government and Federal Agency issues, and 2.3% in cash equivalent reserves due in less than one year. The average maturity was 4.1 years, the average yield to maturity was 6.89%, and the credit rating of the portfolio was on average AA.

Interest rates rose steadily throughout the first quarter of 1997, as fixed income investors positioned themselves for a tightening of the Fed Funds rate. As various economic indicators began to show signs of possible inflationary pressure, the Federal Open Market Committee warned that a tightening might be necessary. On March 25th, the Federal Reserve raised the Fed Funds rate by 25 basis points to 5.50%. Although bond investors, in anticipation of the rate increase, had already pushed bond yields up considerably from their lows in early 1996, ongoing speculation as to the next rate increase continue to exert upward pressure on rates across the maturity spectrum.

Throughout the first quarter, Scout Bond Fund increased its shorter maturity positions as interest rates rose. The increase in the Fed Funds rate could make fixed income investors overly pessimistic, creating investment opportunities during upcoming months. Due to poor valuations in other sectors, the Fund will continue to focus more heavily on the Treasury and Agency debt markets. The 5-year sector continues to capture most of the yield available in 10-year securities, without the additional risk. In light of current yield levels in the bond market and the continued threat of additional increases in interest rates, the Fund will maintain its moderate duration as cash is invested.

As always, we will continue to take advantage of any opportunities that meet the high investment standards of the Fund. Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated.


Graph --

Graph -- Taxable Yield Curves
March 31, 1997



Sincerely,


/s/George W. Root
George W. Root
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
March 31, 1997

      Principal                                                         Market
      Amount    Description                                             Value


CORPORATE BONDS -  44.52%
	500,000	Albertson's, Incorporated Medium Term Notes,
                5.71%, due March 23, 1998                              497,350
	500,000	Albertson's, Incorporated Medium Term Notes,
                6.18%, due March 22, 2000                              489,445
	500,000	Albertson's, Incorporated Notes,
                6.375%, due June 1, 2000                               491,760
	500,000	Amoco Canada Petroleum Company Notes,
                7.25%, due December 1, 2002                            503,805
	500,000	Baltimore Gas & Electric Company 1st &
                Refunding Mortgage,
                6.50%, due February 15, 2003                           482,345
	500,000	BellSouth Telecommunications
                Incorporated Notes,
                6.25%, due May 15, 2003                                479,225
	500,000	BellSouth Telecommunications
                Incorporated Notes,
                6.375%, due June 15, 2004                              478,205
	500,000	British Petroleum America,
                Incorporated Notes,
                8.875%, due December 1, 1997                           509,005
	500,000	Carolina Power & Light Company
                Secured Medium Term Notes,
                5.00%, due September 15, 1998                          489,115
	500,000	Carolina Power & Light Company
                1st Mortgage,
                5.875%, due January 15, 2004                           463,425
	500,000	Central Power & Light Company
                1st Mortgage, Series BB,
                6.00%, due October 1, 1997                             499,565
	500,000	Chevron Canada Financial Limited
                Guaranteed Notes,
                5.60%, due April 1, 1998                               494,525
	500,000	Consolidated Edison Company New York,
                Incorporated Debentures,
                6.625%, due February 1, 2002                           487,870
	500,000	Delmarva Power & Light Company
                Medium Term Notes,
                7.50%, due May 1, 1999                                 506,255
        500,000 duPont (E.I.) deNemours & Company Notes,
                6.75%, due October 15, 2002                            491,925
	500,000	Duke Power Company Medium Term Notes,
                5.17%, due September 1, 1998                           490,965
	500,000	Duke Power Company 1st & Refunding Mortgage,
                5.625%, due August 12, 1997                            499,470
	500,000	Duke Power Company 1st & Refunding Mortgage,
                7.00%, due June 1, 2000                                501,265
	500,000	Duke Power Company 1st & Refunding Mortgage,
                5.875%, due June 1, 2001                               477,345
	500,000	Emerson Electric Company Notes,
                6.30%, due November 1, 2005                            470,275
	500,000	Engelhard Corporation Senior Note,
                7.00%, due August 1, 2001                              496,940
	750,000	Florida Power & Light Company 1st Mortgage,
                5.50%, due July 1, 1999                                730,673
	500,000	Florida Power & Light Company
                Secured Medium Term Notes,
                6.20%, due February 2, 1998                            499,655
	500,000	Florida Power & Light Company
                Secured Medium Term Notes,
                5.70%, due March 5, 1998                               497,485
	500,000	General Mills Incorporated
                Medium Term Notes,
                7.50%, due June 5, 2000                                506,200
	500,000	General Mills Incorporated
                Medium Term Notes,
                5.98%, due July 9, 2001                                477,290
	500,000	GTE California Incorporated Debentures,
                Series A,
                5.625%, due February 1, 2001                           474,835
	500,000	GTE Southwest Incorporated Debentures,
                6.00%, due January 15, 2006                            454,965
	500,000	GTE South Incorporated Debentures,
                6.00%, due February 15, 2008                           447,220
	500,000	Honeywell Inc.,
                6.75%, due March 15, 2002                              492,470
      1,000,000 International Business Machines
                Corporation Notes,
                6.375%, due November 1, 1997                         1,001,130
	500,000	International Business Machines
                Corporation Notes,
                5.65%, due January 22, 1998                            496,960
        500,000 International Business Machines
                Corporation Notes,
                6.375%, due June 15, 2000                              492,595
	500,000	International Business Machines
                Corporation Notes,
                7.25%, due November 1, 2002                            502,290
	500,000	International Paper Company
                Medium Term Notes,
                8.05%, due March 25, 1999                              509,420
	500,000	Kansas City Power & Light Company
                Medium Term Notes,
                6.50%, due January 2, 2001                             488,935
	250,000	McDonald's Corporation, Series C,
                Medium Term Notes,
                8.75%, due November 15, 2000                           263,440
	500,000	McDonald's Corporation Medium Term Notes,
                7.375%, due July 15, 2002                              503,405
	500,000	Minnesota Mining & Manufacturing Company
                Medium Term Notes,
                6.25%, due March 29, 1999                              496,585
	750,000	Monogahela Power Company 1st Mortgage,
                5.625%, due April 1, 2000                              722,670
	500,000	Monogahela Power Company 1st Mortgage,
                7.375%, due July 1, 2002                               500,015
      1,000,000 New York Telephone Company Notes,
        5.875%, due September 1, 2003                                  928,200
	500,000	Newell Company Medium Term Notes,
                6.18%, due July 11, 2000                               484,985
	500,000	Northwest Natural Gas Company
                Secured Medium Term Notes,
                5.98%, due December 15, 2000                           482,350
	500,000	Pacific Bell Telephone Company Notes,
                7.25%, due July 1, 2002                                502,200
	500,000	Pacific Bell Telephone Company Notes,
                6.25%, due March 1, 2005                               467,140
	500,000	Pacific Gas & Electric Company 1st Mortgage,
                6.25%, due March 1, 2004                               472,395
	500,000	PepsiCo, Incorporated Notes,
                7.625%, due November 1, 1998                           507,410
      1,000,000 Public Service Company of Oklahoma
                Medium Term Notes,
                6.02%, due March 1, 2001                               963,320
	500,000	Sara Lee Corporation, Series C,
                Medium Term Notes,
                6.45%, due September 26, 2005                          468,755
	500,000	Southern California Gas Company
                1st Mortgage, Series AA,
                6.50%, due December 15, 1997                           500,645
	500,000	Southwestern Bell Capital Corporation
                Medium Term Notes,
                7.80%, due November 5, 1998                            509,215
	500,000	Southwestern Bell Telephone Company
                Medium Term Notes,
                6.125%, due March 12, 2001                             483,345
	500,000	Southwestern Bell Telephone Company
                Medium Term Notes,
                5.77%, due October 14, 2003                            459,295
	500,000	Sysco Corporation Notes,
                7.00%, due May 1, 2006                                 488,145
	500,000	Texaco Capital Incorporated
                Medium Term Notes, 8
                .24%, due October 15, 2001                             520,905
	500,000	Texas Instruments Incorporated,
                Unsecured Note,
                6.125%, due February 1, 2006                           456,685
	500,000	Tribune Company Medium Term Notes,
                5.30%, due April 17, 2000                              475,905
	500,000	Tribune Company Medium Term Notes,
                5.75%, due September 15, 2003                          458,810
	500,000	Union Electric Company 1st Mortgage,
                6.75%, due October 15, 1999                            497,345
	500,000	Union Pacific Corporation Notes,
                6.25%, due March 15, 1999                              494,840
	500,000	Union Pacific Corporation Notes,
                7.875%, due February 15, 2002                          511,410
	500,000	Union Pacific Railroad Company
                Equipment Trust Series C.,
                7.01%, due June 1, 2004                                494,135
	500,000	Wal-Mart Stores, Incorporated Notes,
                5.50%, due September 15, 1997                          498,780
	500,000	Wal-Mart Stores, Incorporated Notes,
                6.125%, due October 1, 1999                            492,600
	500,000	Weyerhaeuser Company Medium Term Notes,
                8.53%, due April 21, 1997                              500,690
	500,000	Wisconsin Electric Power Company,
                6.625%, due November 15, 2006                          474,885
     35,250,000                                                     34,452,708

U.S. GOVERNMENTAL AGENCIES -  6.04%
         80,803 Government National Mortgage Association,
                9.00%, due July 15, 2001                                83,975
         73,797 Government National Mortgage Association,
                8.00%, due January 20, 2002                             74,800
	130,963	Government National Mortgage Association,
                8.50%, due February 20, 2002                           133,426
         42,462 Government National Mortgage Association,
                8.00%, due January 15, 2004                             43,386
	161,931	Government National Mortgage Association,
                9.50%, due April 15, 2005                              170,376
	199,021	Government National Mortgage Association,
                9.75%, due May 15, 2005                                209,400
         92,698 Government National Mortgage Association,
                9.00%, due October 20, 2005                             96,518
	148,483	Government National Mortgage Association,
                7.50%, due February 15, 2006                           148,422
	103,307	Government National Mortgage Association,
                7.50%, due March 15, 2006                              103,264
	156,153	Government National Mortgage Association,
                8.00%, due June 20, 2006                               159,236
	179,101	Government National Mortgage Association,
                8.50%, due July 15, 2006                               186,426
	251,981	Government National Mortgage Association,
                8.00%, due August 15, 2006                             257,956
	236,016	Government National Mortgage Association,
                7.50%, due August 20, 2006                             236,604
	164,575	Government National Mortgage Association,
                7.50%, due September 15, 2006                          164,507
         87,108 Government National Mortgage Association,
                7.50%, due April 15, 2007                               86,981
	203,915	Government National Mortgage Association,
                7.50%, due March 20, 2009                              204,327
	428,297	Government National Mortgage Association,
                6.00%, due May 15, 2009                                406,565
	383,518	Government National Mortgage Association,
                7.00%, due May 15, 2009                                380,576
	580,743	Government National Mortgage Association,
                7.00%, due August 20, 2011                             569,756
	484,093	Government National Mortgage Association,
                7.00%, due October 20, 2011                            474,934
	498,236	Government National Mortgage Association,
                6.50%, due February 15, 2012                           480,808
      4,687,201                                                      4,672,243

U.S. GOVERNMENT SECURITIES - 17.34%
        500,000 U.S. Treasury Notes,
                8.50%, due July 15, 1997                               504,060
      1,000,000 U.S. Treasury Notes,
                5.50%, due September 30, 1997                          998,750
        500,000 U.S. Treasury Notes,
                7.875%, due January 15, 1998                           507,030
      1,000,000 U.S. Treasury Notes,
                5.125%, due March 31, 1998                             990,940
      1,000,000 U.S. Treasury Notes,
                5.125%, due April 30, 1998                             989,690
      1,500,000 U.S. Treasury Notes,
                7.125%, due October 15, 1998                         1,517,115
      1,500,000 U.S. Treasury Notes,
                6.375%, due January 15, 1999                         1,500,000
        500,000 U.S. Treasury Notes,
                5.875%, due March 31, 1999                             495,000
      1,000,000 U.S. Treasury Notes,
                6.00%, due October 15, 1999                            988,120
      1,500,000 U.S. Treasury Notes,
                5.50%, due April 15, 2000                            1,455,240
      1,000,000 U.S. Treasury Notes,
                7.50%, due November 15, 2001                         1,028,280
      1,500,000 U.S. Treasury Notes,
                6.375%, due August 15, 2002                          1,472,580
      1,000,000 U.S. Treasury Notes,
                6.25%, due February 15, 2003                           972,810
     13,500,000                                                     13,419,615

GOVERNMENT SPONSORED ENTERPRISES - 30.05%
        500,000 Federal Farm Credit Bank,
                Medium Term Notes,
                6.70%, due October 11, 2006                            481,015
	250,000	Federal Home Loan Banks,
                5.66%, due November 9, 1998                            246,915
	500,000	Federal Home Loan Banks,
                6.31%, due March 29, 2001                              489,845
	500,000	Federal Home Loan Banks,
                6.18%, due December 19, 2001                           484,845
	500,000	Federal Home Loan Banks,
                6.48%, due December 29, 2000                           491,485
      1,000,000 Federal Home Loan Mortgage Corporation,
                6.75%, due May 30, 2006                                970,310
      1,000,000 Federal Home Loan Mortgage Corporation,
                Deb., 6.13%, due August 19, 1999                       988,440
      1,000,000 Federal National Mortgage Association,
                Series U, Deb., 6.05%, due November 10, 1997           999,690
      1,000,000 Federal National Mortgage Association,
                Deb., 8.20%, due March 10, 1998                      1,017,340
      1,000,000 Federal National Mortgage Association,
                Series SM-E, Deb., 8.15%, due May 11, 1998           1,015,620
      1,000,000 Federal National Mortgage Association,
                Series SM-98-G, Deb.,
                7.85%, due September 10, 1998                        1,015,780
	500,000	Federal National Mortgage Association,
                Deb., 5.05%, due November 10, 1998                     489,220
      1,500,000 Federal National Mortgage Association,
                Series H, Deb., 7.05%, due December 10, 1998         1,513,365
      1,000,000 Federal National Mortgage Association,
                Series H, Deb., 6.35%, due August 10, 1999             994,060
      1,500,000 Federal National Mortgage Association,
                Deb., 6.10%, due February 10, 2000                   1,476,555
      1,000,000 Federal National Mortgage Association,
                Series I, Deb., 8.25%, due December 18, 2000         1,045,310
      1,250,000 Federal National Mortgage Association,
                Deb., 7.50%, due February 11, 2002                   1,279,687
      1,000,000 Federal National Mortgage Association,
                Series SM-E, Deb., 7.55%, due April 22, 2002         1,023,280
        500,000 Federal National Mortgage Association,
                Series K., Deb., 7.05%, due November 12, 2002          500,470
	500,000	Federal National Mortgage Association,
                Deb., 6.80%, due January 10, 2003                      495,545
	500,000	Federal National Mortgage Association
                Medium Term Notes, 5.40%, due March 12, 1999           488,905
	500,000	Federal National Mortgage Association
                Medium Term Notes, 5.72%, due March 8, 2001            479,920
      1,000,000 Federal National Mortgage Association
                Medium Term Notes, 6.45%, due April 23, 2001           985,620
	500,000	Federal National Mortgage Association
                Medium Term Notes, 6.625%, due May 21, 2001            494,845
      1,000,000 Federal National Mortgage Association
                Medium Term Notes, 6.38%, due April 29, 2003           958,910
      1,000,000 Federal National Mortgage Association
                Medium Term Notes, 6.38%, due June 25, 2003            957,340
	500,000	Federal National Mortgage Association
                Medium Term Notes, 5.785%, due February 14, 2006       456,095
      1,500,000 Federal National Mortgage Association
                Medium Term Notes, 6.41%, due March 8, 2006          1,420,545
     23,500,000                                                     23,260,957

REPURCHASE AGREEMENT -  1.17%
	910,000	Northern Trust Co., 6.20%, due April 1, 1997,
                (Collateralized by U.S. Treasury Notes,
                6.50%, due May 15, 1997)                               910,000

TOTAL INVESTMENTS - 99.12%                                       $  76,715,523

Other assets less liabilities - 0.88%                                  678,410

TOTAL NET ASSETS - 100.00%
		(equivalent to $10.84 per share;
                20,000,000 shares of $1.00 par value
		capital shares authorized;
                7,137,547 shares outstanding)                    $  77,393,933


BASIS OF DETERMINING MARKET VALUE. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost.


This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Elizabeth L. Allwood, Vice President
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862